                                ST. CLAIR FUNDS, INC.
                          SUPPLEMENT DATED JANUARY 13, 1999
                           TO PROSPECTUS DATED MAY 1, 1998

                    MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
                  MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
                  MUNDER INSTITUTIONAL S&P SHORT TERM TREASURY FUND
                      MUNDER INSTITUTIONAL S&P MONEY MARKET FUND

                                  CHANGE OF ADDRESS

The "STRUCTURE AND MANAGEMENT OF THE FUND--Who Manages and Services the Fund?--Transfer Agent" section in the Prospectus is hereby deleted in its entirety and replaced with the following:

     TRANSFER AGENT. First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 4400 Computer Drive, Westborough, Massachusetts 01581-5120 serves as transfer agent and dividend disbursing agent. First Data is a wholly-owned subsidiary of First Data Corporation.

                                ST. CLAIR FUNDS, INC.
                          SUPPLEMENT DATED JANUARY 13, 1999
                           TO PROSPECTUS DATED MAY 1, 1998

                           LIQUIDITY PLUS MONEY MARKET FUND

                                  CHANGE OF ADDRESS

The "STRUCTURE AND MANAGEMENT OF THE FUND--Who Manages and Services the Fund?--Transfer Agent" section in the Prospectus is hereby deleted in its entirety and replaced with the following:

     TRANSFER AGENT. First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 4400 Computer Drive, Westborough, Massachusetts 01581-5120 serves as transfer agent and dividend disbursing agent. First Data is a wholly-owned subsidiary of First Data Corporation.
Shareholder inquiries may be directed to The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

                   THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS


                                ST. CLAIR FUNDS, INC.
                          SUPPLEMENT DATED JANUARY 13, 1999
               TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

                    MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
                  MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
                  MUNDER INSTITUTIONAL S&P SHORT TERM TREASURY FUND
                      MUNDER INSTITUTIONAL S&P MONEY MARKET FUND


                            INVESTMENT ADVISORY AGREEMENT

     The second paragraph of the "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS" section in the Statement of Additional Information is deleted in its entirety and replaced with the following:

     The Funds have entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Advisor on behalf of each Fund of the Company. The Advisory Agreement has been approved by the Board of Directors and by the shareholders of each Fund. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

                   THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS


                                ST. CLAIR FUNDS, INC.
                          SUPPLEMENT DATED JANUARY 13, 1999
               TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

                           LIQUIDITY PLUS MONEY MARKET FUND

                            INVESTMENT ADVISORY AGREEMENT

     The second paragraph of the "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS" section in the Statement of Additional Information is deleted in its entirety and replaced with the following:

     The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Advisor on behalf the of Fund of the Company. The Advisory Agreement has been approved by the Board of Directors and by the shareholders of the Fund. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.